Segment Information Segment Information - Reconciliation of Capital Expenditures from Segment to Consolidated (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting, Other Significant Reconciling Item [Line Items]
Payments to Acquire Property, Plant, and Equipment	$ 19	$ 25	$ 49	$ 49	$ 40
Real Estate Franchise Services [Member]
Segment Reporting, Other Significant Reconciling Item [Line Items]
Payments to Acquire Property, Plant, and Equipment			7	6	6
Company Owned Real Estate Brokerage Services [Member]
Segment Reporting, Other Significant Reconciling Item [Line Items]
Payments to Acquire Property, Plant, and Equipment			22	22	17
Relocation Services [Member]
Segment Reporting, Other Significant Reconciling Item [Line Items]
Payments to Acquire Property, Plant, and Equipment			7	8	7
Title and Settlement Services [Member]
Segment Reporting, Other Significant Reconciling Item [Line Items]
Payments to Acquire Property, Plant, and Equipment			8	6	6
Corporate and Other [Member]
Segment Reporting, Other Significant Reconciling Item [Line Items]
Payments to Acquire Property, Plant, and Equipment			$ 5	$ 7	$ 4